Debt - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	6 Months Ended										1 Months Ended	6 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 18, 2013	Dec. 31, 2012	Apr. 15, 2019 Subsequent Event [Member]	Apr. 15, 2018 Subsequent Event [Member]	Apr. 15, 2017 Subsequent Event [Member]	Apr. 16, 2016 Subsequent Event [Member]	Apr. 15, 2016 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]	Apr. 18, 2013 $1 Billion Credit Facility [Member]	Jun. 30, 2013 $1 Billion Credit Facility [Member] Hotel	Apr. 18, 2013 $1 Billion Credit Facility [Member] Senior secured credit facility [Member]	Apr. 18, 2013 $1 Billion Credit Facility [Member] Senior Secured Revolving Credit Facility [Member]	Apr. 18, 2013 $1 Billion Credit Facility [Member] Senior Secured Term Loan Facility [Member]	Jun. 30, 2013 $925 Million Credit Facility [Member]	Jun. 30, 2013 $925 Million Credit Facility [Member]	Dec. 31, 2012 $925 Million Credit Facility [Member]	Jun. 30, 2013 3.75% Convertible Senior Notes [Member]	Jun. 30, 2013 3.75% Convertible Senior Notes [Member]	Dec. 31, 2012 3.75% Convertible Senior Notes [Member]	Apr. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 6.75% Senior Notes [Member]	Dec. 31, 2012 6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total credit facility			$ 925,000,000									$ 1,000,000,000	$ 1,000,000,000	$ 700,000,000	$ 300,000,000			$ 925,000,000
Total Debt	1,154,663,000			1,031,863,000								463,000,000		154,000,000				545,000,000	340,376,000	340,376,000	333,039,000		350,000,000		152,180,000
Maturity Date											Apr. 18, 2017	Apr. 18, 2017						Aug. 01, 2015
Fee to be paid by the Company on the average unused portion, minimum												0.30%
Fee to be paid by the Company on the average unused portion, maximum												0.40%
Accordion feature allowing potential increase to credit facility												500,000,000
Number of subsidiaries owing hotels												4
Write-off of deferred financing costs																1,300,000	1,301,000							544,000
Face amount of outstanding debt																			360,000,000	360,000,000		350,000,000
Conversion rate per $ 1,000 principal of convertible notes																			45.5431
Conversion price per share																			$ 21.96	$ 21.96
Common Stock principal amount of convertible notes																			1,000	1,000
Strike price of purchased option	21.96
Purchased options number of shares	16.4									13.9
Approximate number of common stock share which can be purchased under warrants	16.4									13.9
Exercise price of common stock	26.35
Maturity year of note																				2014		2021
Interest rate of Senior Notes																			3.75%	3.75%		5.00%	5.00%	6.75%
Debt Instrument, maturity date																				Oct. 01, 2014		Apr. 15, 2021	Apr. 15, 2021	Nov. 15, 2014
First semi-annual interest payment date																						April 15
Second semi-annual interest payment date																						October 15
Semi-annual interest payment beginning date																						Oct. 15, 2013
Redemption price expressed as percentage of principal amount					100.00%	101.25%	102.50%	100.00%	103.75%
Net proceeds from issuance of senior notes	$ 350,000,000																					$ 342,000,000